ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Feb. 28, 2015
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of February 28, 2014	As of February 28, 2015
Accrued employee payroll and welfare benefits	$17,445,220	$27,513,863
Accrued employee annual bonus	2,540,148	2,996,505
Other taxes payable	3,701,955	6,313,119
Accrued teaching material costs	345,745	103,166
Payable to employees	19,783	6,348
Government subsidies	148,274	124,057
Enrollment fees collected for sponsors	88,013	282,745
Payable for investments and acquisitions	133,772	1,922,514
Professional service fee payable	715,289	306,865
Interest payable	—	1,693,056
Others	2,285,793	2,726,364

Total	$27,423,992	$43,988,602